Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Central Index Key		dei_EntityCentralIndexKey	0000722885
Pear Tree Polaris Small Cap Fund
Risk/Return:		rr_RiskReturnAbstract
Investment Objective, Heading		rr_ObjectiveHeading	Investment Objective:
Investment Objective, Primary		rr_ObjectivePrimaryTextBlock	Maximum long-term capital appreciation.
Expense, Heading		rr_ExpenseHeading	Fee Table and Expenses of Small Cap Fund
Expense, Narrative		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Small Cap Fund.
Operating Expenses, Caption		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover		rr_PortfolioTurnoverTextBlock
Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect Small Cap Fund's performance.  During the most recent fiscal year, Small Cap Fund's portfolio turnover rate was 94 percent of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	94.00%
Expense Example, Heading		rr_ExpenseExampleHeading	Example
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Small Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5 percent return each year and that Small Cap Fund's operating expenses remain the same as set forth in the table above.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading		rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative		rr_StrategyNarrativeTextBlock
Under normal market conditions, Small Cap Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, warrants, and rights derivative of or convertible into common stocks, in each case issued by small cap issuers.  Small Cap Fund considers a small-cap company to be a company having at time of purchase a market capitalization of an issuer in the Russell 2000® Index (at the time of the index's most recent rebalancing, stocks with capitalizations of approximately $100 million to $5 billion).

While most assets are typically invested in U.S. common stocks, Small Cap Fund may invest in American Depositary Receipts (ADRs), and other foreign stocks traded on U.S. exchanges in keeping with Small Cap Fund's objectives.  Fund assets also may be invested in growth stocks and value stocks.  The sub-adviser generally considers growth stocks to be equity securities issued by companies that have sustainable competitive advantages and products or services that potentially could generate significantly greater-than-average revenue and earnings growth.  The sub-adviser generally considers value stocks to be equity securities issued by companies that have underappreciated but stable earnings and cash flow and where there are visible and imminent inflection points and catalysts that will result in increased earnings and cash flow, driving stock appreciation.

Small Cap Fund's sub-adviser uses proprietary investment technology combined with traditional, value-based, fundamental research to identify potential investments.  The sub-adviser uses traditional valuation measures, including price/book ratios and price/sustainable free cash flow ratios to screen its database of more than 39,000 global companies.  The sub-adviser uses these measures to identify approximately 500 companies with the greatest potential for undervalued streams of sustainable free cash flow.  The sub-adviser conducts fundamental research, interviewing and visiting with company management and creating detailed financial models. The sub-adviser also maintains a “watch-list” of companies, which may be used if the valuation of a company held in Small Cap Fund's portfolio falls below established limits.

Small Cap Fund's sub-adviser may utilize options on existing security positions or indexes. The extent of the sub-adviser's use of options may vary over time based on the sub-adviser's assessment of market conditions and other factors.

Small Cap Fund may invest in other derivatives (i.e., a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments) for the purpose of hedging the value of the portfolio or to establish a position in the future.  Small Cap Fund also may lend its securities.  Small Cap Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds.

Strategy Portfolio Concentration		rr_StrategyPortfolioConcentration
Under normal market conditions, Small Cap Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, warrants, and rights derivative of or convertible into common stocks, in each case issued by small cap issuers.  Small Cap Fund considers a small-cap company to be a company having at time of purchase a market capitalization of an issuer in the Russell 2000® Index (at the time of the index's most recent rebalancing, stocks with capitalizations of approximately $100 million to $5 billion).

Risk, Heading		rr_RiskHeading	Principal Investment Risks
Risk, Narrative		rr_RiskNarrativeTextBlock
It is possible to lose money by investing in Small Cap Fund.  An investment in Small Cap Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market, Industry and Specific Holdings.  The share price of Small Cap Fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which Small Cap Fund has significant holdings, or weaknesses associated with one or more specific companies in which Small Cap Fund may have substantial investments.

Active Management Risk.  The sub-adviser's judgments about the attractiveness, value, or potential appreciation of Small Cap Fund's investments may prove to be incorrect.

Small-Capitalization Securities.  Investments in small-capitalization companies typically present greater risks than investments in larger companies and, as a result, the performance of Small Cap Fund may be more volatile than a fund that invests in large-cap stocks.

Growth and Value Stock Investing.  Different investment styles periodically come into and fall out of favor with investors. Growth stocks generally are more volatile than the overall stock market. Value stocks generally carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.

Foreign Investing.  Small Cap Fund's investments in foreign securities (including ADRs) may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Liquidity Risk.  Small Cap Fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

Sector.  Small Cap Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

Non-Diversification.  Small Cap Fund is “non-diversified”, which means that it may invest a higher percentage of its assets in a smaller number of issuers. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Small Cap Fund.

Securities Lending.  Securities lending involves two primary risks: investment risk and borrower default risk. Investment risk is the risk that Small Cap Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that Small Cap Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Derivatives.  Small Cap Fund's investments in currency futures, options and other derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.  Options contracts also are subject to the risks of leveraged transactions, and it may be difficult or impossible for the Fund to liquidate an open option contract.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

Risk, Lose Money		rr_RiskLoseMoney	It is possible to lose money by investing in Small Cap Fund.
Risk, Nondiversified Status		rr_RiskNondiversifiedStatus
Non-Diversification.  Small Cap Fund is “non-diversified”, which means that it may invest a higher percentage of its assets in a smaller number of issuers. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Small Cap Fund.

Risk, Not Insured Depository Institution		rr_RiskNotInsuredDepositoryInstitution	An investment in Small Cap Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative		rr_PerformanceNarrativeTextBlock
The following bar charts and tables provide some indication of the risks of investing in Small Cap Fund by showing changes in the Fund's performance over time. The tables also compare Small Cap Fund's performance to a broad measure of market performance that reflects the type of securities in which Small Cap Fund invests. Past performance does not necessarily indicate how Small Cap Fund will perform (before and after taxes) in the future. Performance shown for periods prior to January 1, 2015 does not reflect the current investment strategy or the performance of the current sub-adviser. Updated performance information is available at www.peartreefunds.com.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar charts and tables provide some indication of the risks of investing in Small Cap Fund by showing changes in the Fund's performance over time.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	The tables also compare Small Cap Fund's performance to a broad measure of market performance that reflects the type of securities in which Small Cap Fund invests.
Performance Availability Website Address		rr_PerformanceAvailabilityWebSiteAddress	www.peartreefunds.com
Performance Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how Small Cap Fund will perform (before and after taxes) in the future.
Bar Chart, Heading		rr_BarChartHeading	Annual Return Ordinary Shares (Calendar year ended December 31)
Bar Chart, Closing		rr_BarChartClosingTextBlock
Returns for Institutional Shares will differ from the Ordinary Share returns due to differences in expenses between the classes.

Calendar year-to-date return of the Ordinary Shares of Small Cap Fund as of 6/30/2015 is 5.21%

Best Quarter:	Q3 2009	17.75%
Worst Quarter:	Q4 2008	(33.47)%

Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Year to Date Return		rr_BarChartYearToDateReturn	5.21%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	17.75%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(33.47%)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table, One Class of after Tax Shown		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	Actual after-tax returns may differ depending on your individual circumstances.
Performance Table, Closing		rr_PerformanceTableClosingTextBlock
After-Tax Returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary.  Actual after-tax returns may differ depending on your individual circumstances.

Pear Tree Polaris Small Cap Fund | Russell 2000 Index
Risk/Return:		rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes		rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses or taxes
1 Year		rr_AverageAnnualReturnYear01	4.89%
5 Years		rr_AverageAnnualReturnYear05	15.55%
10 Years		rr_AverageAnnualReturnYear10	7.77%
Pear Tree Polaris Small Cap Fund | Ordinary Shares
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.41%
1 Year		rr_ExpenseExampleYear01	$ 143
3 Years		rr_ExpenseExampleYear03	445
5 Years		rr_ExpenseExampleYear05	769
10 Years		rr_ExpenseExampleYear10	$ 1,688
Annual Return 2005		rr_AnnualReturn2005	9.08%
Annual Return 2006		rr_AnnualReturn2006	21.03%
Annual Return 2007		rr_AnnualReturn2007	0.18%
Annual Return 2008		rr_AnnualReturn2008	(49.30%)
Annual Return 2009		rr_AnnualReturn2009	33.35%
Annual Return 2010		rr_AnnualReturn2010	26.93%
Annual Return 2011		rr_AnnualReturn2011	(4.53%)
Annual Return 2012		rr_AnnualReturn2012	13.39%
Annual Return 2013		rr_AnnualReturn2013	40.21%
Annual Return 2014		rr_AnnualReturn2014	(6.81%)
1 Year		rr_AverageAnnualReturnYear01	(6.81%)
5 Years		rr_AverageAnnualReturnYear05	12.42%
10 Years		rr_AverageAnnualReturnYear10	4.85%
Pear Tree Polaris Small Cap Fund | Ordinary Shares | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(9.17%)
5 Years		rr_AverageAnnualReturnYear05	11.82%
10 Years		rr_AverageAnnualReturnYear10	4.18%
Pear Tree Polaris Small Cap Fund | Ordinary Shares | After Taxes on Distributions and Sales
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(2.15%)
5 Years		rr_AverageAnnualReturnYear05	9.89%
10 Years		rr_AverageAnnualReturnYear10	3.95%
Pear Tree Polaris Small Cap Fund | Institutional Shares
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.19%
1 Year		rr_ExpenseExampleYear01	$ 121
3 Years		rr_ExpenseExampleYear03	377
5 Years		rr_ExpenseExampleYear05	653
10 Years		rr_ExpenseExampleYear10	$ 1,440
1 Year		rr_AverageAnnualReturnYear01	(6.59%)
5 Years		rr_AverageAnnualReturnYear05	12.71%
10 Years		rr_AverageAnnualReturnYear10	5.17%

[1]	Effective January 1, 2015, the Management Fee was reduced from an annual rate of 1.00% of average net assets to an annual rate of 0.80% of average net assets.